REVENUE RECOGNITION - Summary of disaggregated revenues (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 1,060	$ 87	$ 294
Device
Disaggregation of Revenue [Line Items]
Revenue	521	77	200
Service
Disaggregation of Revenue [Line Items]
Revenue	539	10	94
Point in time | Device
Disaggregation of Revenue [Line Items]
Revenue	521	77	200
Overtime | Service
Disaggregation of Revenue [Line Items]
Revenue	$ 539	$ 10	$ 94